Cover	Jan. 05, 2021
IfrsStatementLineItems [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 05, 2021
Entity File Number	001-38785
Entity Registrant Name	ANDINA ACQUISITION CORP. III
Entity Central Index Key	0001691936
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Calle 113 # 7-45 Torre B
Entity Address, Address Line Two	Oficina
Entity Address, City or Town	Bogotá
Entity Address, Country	CO
Entity Address, Postal Zip Code	1012
City Area Code	(212)
Local Phone Number	235-0430
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one ordinary share, one right and one redeemable warrant
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Units, each consisting of one ordinary share, one right and one redeemable warrant
Trading Symbol	ANDAU
Security Exchange Name	NASDAQ
Ordinary Shares, par value $0.0001 per share
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	ANDA
Security Exchange Name	NASDAQ
Rights, each to receive one-tenth (1/10) of one ordinary share
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Rights, each to receive one-tenth (1/10) of one ordinary share
Trading Symbol	ANDAR
Security Exchange Name	NASDAQ
Redeemable warrants, exercisable for ordinary shares at a price of $11.50 per share
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Redeemable warrants, exercisable for ordinary shares at a price of $11.50 per share
Trading Symbol	ANDAW
Security Exchange Name	NASDAQ